Consolidated Statement of Cash Flows (Parenthetical) - EUR (€)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of cash flows [abstract]
Cash and cash equivalents	€ 126,080,000	€ 289,430,000
Restricted cash	€ 0	€ 2,898,000	€ 40,000.00